UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 08, 2012


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$ 1,271,682,000









List of Other Included Managers:			None
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      FORM 13F INFORMATION TABLE



           Column 1                 Column 2   Column 3       Column 4  Column 5          Column 6   Column 7  Column8

                                                                  VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASCUSIP          (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       US0185223          40,893  985,618sh         sole                980,084
AMERIS BANCORP                        Common       US03076K1          35,1182,672,651sh         sole              2,648,052
AMETEK INC                            Common       031100100              31      639sh         sole                      0
ASTORIA FINANCIAL CORP                Common       US0462651          31,6183,206,744sh         sole              3,189,638
BROOKS AUTOMATION INC                 Common       US1143401          29,7252,410,814sh         sole              2,396,814
CAMBRIDGE BANCORP                     Common       US1321521             902   25,782sh         sole                 25,782
CARTER'S INC                          Common       US1462291          59,7961,201,451sh         sole              1,193,751
COLONY BANKCORP INC.                  Common       US19623P1           1,593  424,701sh         sole                410,486
COMMUNITY FINANCIAL CORPORATION       Common       US20365L1              73   23,936sh         sole                 23,936
FIRST CONNECTICUT BANCORP, INC.       Common       US3198501             396   30,000sh         sole                 30,000
FOREST LABORATORIES INC               Common       US3458381          45,2451,304,260sh         sole              1,297,960
FRONTIER COMMUNICATIONS CORP          Common       US35906A1          43,00510,312,93sh         sole              10,263,593
GENERAL DYNAMICS CORP.                Common       US3695501          36,721  500,418sh         sole                497,211
H.J. HEINZ COMPANY                    Common       US4230741          42,208  788,193sh         sole                783,093
HEWLETT-PACKARD CO                    Common       US4282361          42,6121,788,177sh         sole              1,781,419
INDEPENDENT BANK CORP/MS              Common       US4538361          38,0721,325,173sh         sole              1,314,809
INTERNATIONAL BANCSHARES CORP         Common       US4590441          35,8251,693,862sh         sole              1,681,722
JM SMUCKER CO/THE                     Common       US8326964          43,052  529,151sh         sole                525,900
MAC-GRAY CORP                         Common       US5541531          16,1261,065,831sh         sole              1,049,490
MARATHON OIL CORP                     Common       US5658491          23,532  742,344sh         sole                736,582
MARATHON PETROLEUM CORP               Common       US56585A1          16,094  371,172sh         sole                368,291
NAUGATUCK VALLEY FINANCIAL            Common       US63906P1             453   62,500sh         sole                 62,500
NEW ENGLAND BANCSHARES, INC.          Common       US6438632             158   15,000sh         sole                 15,000
NEXTERA ENERGY, INC.                  Common       US65339F1          42,467  695,265sh         sole                690,747
PARK STERLING CORP                    Common       US70086Y1             247   51,438sh         sole                 51,438
PEOPLES BANCORP INC                   Common       US7097891           9,125  520,250sh         sole                514,850
PRAXAIR INC.                          Common       US74005P1          43,498  379,427sh         sole                377,263
QUEST DIAGNOSTICS                     Common       US74834L1          44,912  734,461sh         sole                730,119
QUESTCOR PHARMACEUTICALS              Common       US74835Y1          34,396  914,306sh         sole                906,097
SOUTHWEST BANCORP INC.                Common       US8447671          19,0912,070,554sh         sole              2,058,377
THE CHUBB CORPORATION                 Common       US1712321          43,987  636,475sh         sole                632,925
UNITEDHEALTH GROUP INC                Common       US91324O1          46,287  785,319sh         sole                778,777
UNIVEST CORP OF PENNSYLVANIA          Common       US9152711          19,3541,153,397sh         sole              1,144,397
VERIZON COMMUNICATIONS                Common       US92343V1          36,024  942,301sh         sole                936,716
WEBSTER FINANCIAL CORP - CT           Common       US9478901          40,9351,805,696sh         sole              1,794,132
WELLPOINT INC (NEW)                   Common       US94973V1          47,535  644,111sh         sole                640,234
144A KRBL LIMITED DERIVATIVE          Derivative   48125D811             5771,679,000sh         sole              1,679,000
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   46627U737           1,056  204,200sh         sole                204,200
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   48125D761           1,482  276,900sh         sole                276,900
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   48125D779           1,2292,535,250sh         sole              2,535,250
144A USHA MARTIN LTD                  Derivative   48125D787             487  807,100sh         sole                807,100
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR     088606108           7,517  103,828sh         sole                100,723
BHP BILLITON PLC - ADR (UK)           ADR          05545E209          44,017  717,129sh         sole                593,228
INFOSYS LTD - SP ADR                  Spon ADR     US4567881          63,9331,121,039sh         sole              1,008,346
METHANEX CORPORATION (US SHARES)      ADR          CA59151K1             301    9,270sh         sole                  6,950
NOVARTIS AG-ADR                       ADR          US66987V1              44      800sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR          US7960508          21,185   37,652sh         sole                 13,411
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          US7960502             175      500sh         sole                    500
STATE BANK OF INDIA - SPON GDR        Spon GDR     856552203          44,358  539,310sh         sole                468,910
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR     874039100             263   17,239sh         sole                 17,239
TEVA PHARMACEUTICAL - SP ADR          Spon ADR     881624209          73,9521,641,186sh         sole              1,484,334


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